CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS - OPERATING ACTIVITIES
Income (loss) for the period	$ 1,743	$ (28,721)	$ (3,668)
Income and expense items not involving cash flows:
Depreciation and amortization		84,464	66,707
Effect of indexation, translation and fair value measurement on debt		6,730	6,536
Other expense (income), net		1,019	(1,973)
Gain from acquisition	(19,467)		(19,467)
Changes in assets and liabilities:
Trade accounts receivable		(17,430)	(22,759)
Other receivables and other current assets		(2,958)	(2,911)
Inventories		4,273	(7,122)
Trade accounts payable		3,367	27,079
Deferred revenue and customers' advances		(1,390)	(18,597)
Other current liabilities		1,294	13,977
Deferred tax liability, net		7,776
Other long-term liabilities		334	(1,697)
Total adjustments to reconcile net loss for the period to net cash provided by operating activities		58,758	36,105
Reorganization - retirement plan		(8,851)
Net cash provided by operating activities		49,907	36,105
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment		(51,334)	(56,266)
Proceeds related to sale and disposal of property and equipment			5,751
Investments in other assets, intangible assets and others		(4,369)
Acquisition of subsidiary consolidated for the first time (a)			(40,000)
Interest bearing deposits, including designated deposits		(31,572)	35,507
Net cash used in investing activities		(87,275)	(55,008)
CASH FLOWS - FINANCING ACTIVITIES
Proceeds on account of shareholders' equity		78,913	20,617
Proceeds from long-term loans		14,443
Short-term bank debt		3,800
Debts repayment		(21,314)	(25,744)
Net cash provided by (used in) financing activities		75,842	(5,127)
Effect of foreign exchange rate change		(534)	71
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		37,940	(23,959)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD		101,149	100,375
CASH AND CASH EQUIVALENTS - END OF PERIOD	76,416	139,089	76,416
NON-CASH ACTIVITIES
Investments in property and equipment		16,033	15,595
Conversion of convertible debentures into share capital and exercise of warrant			7,006
Shares issued to the Banks in consideration for the interest reduction, following September 2006 amendment with the Banks			12,087
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest		18,620	14,539
Cash paid during the period for income taxes		(1,085)	3,416
(a) ACQUISTION OF SUBSIDIARY. Assets and liabilities of the subsidiary as of June 2, 2011:
Working capital (excluding cash and cash equivalents)	(2,534)		(2,534)
Property, plant, and equipment, including real estate	145,559		145,559
Intangible assets	11,156		11,156
Other assets	2,900		2,900
Long-term liabilities	(74,984)		(74,984)
Assets and liabilities of the subsidiary as of June 2, 2011	82,097		82,097
Less :
Issuance of share capital	22,630		22,630
Gain from acquisition	19,467		19,467
Total	42,097		42,097
Cash paid for the acquisition of a subsidiary	$ 40,000		$ 40,000